SHARE CAPITAL (Schedule of Information About Stock Options Outstanding) (Details)	Mar. 31, 2019 CAD ($) shares yr	Mar. 31, 2018 CAD ($) shares	Mar. 31, 2017 CAD ($) shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | shares	6,480,916	8,146,799	7,679,507
Weighted average exercise price	$ 2.86	$ 2.15	$ 1.97
Bottom of Range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price	3.4	3.36
Top of Range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price	2.6	$ 3.23
1.43 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 1.43
Number of options outstanding | shares	1,254,260
Weighted average remaining contractual life (Years) | yr	1.17
Weighted average exercise price	$ 1.43
Number of options exercisable | shares	1,254,260
Weighted average exercise price	$ 1.43
1.75 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 1.75
Number of options outstanding | shares	204,000
Weighted average remaining contractual life (Years) | yr	0.16
Weighted average exercise price	$ 1.75
Number of options exercisable | shares	204,000
Weighted average exercise price	$ 1.75
1.76 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 1.76
Number of options outstanding | shares	202,156
Weighted average remaining contractual life (Years) | yr	0.54
Weighted average exercise price	$ 1.76
Number of options exercisable | shares	202,156
Weighted average exercise price	$ 1.76
2.60 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 2.6
Number of options outstanding | shares	675,000
Weighted average remaining contractual life (Years) | yr	2.63
Weighted average exercise price	$ 2.6
Number of options exercisable | shares
Weighted average exercise price
3.23 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 3.23
Number of options outstanding | shares	1,022,500
Weighted average remaining contractual life (Years) | yr	1.95
Weighted average exercise price	$ 3.23
Number of options exercisable | shares	511,250
Weighted average exercise price	$ 1.95
3.36 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 3.36
Number of options outstanding | shares	1,000,000
Weighted average remaining contractual life (Years) | yr	1.51
Weighted average exercise price	$ 3.36
Number of options exercisable | shares	495,000
Weighted average exercise price	$ 3.36
3.40 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 3.4
Number of options outstanding | shares	1,120,000
Weighted average remaining contractual life (Years) | yr	2.4
Weighted average exercise price	$ 3.4
Number of options exercisable | shares	280,000
Weighted average exercise price	$ 2.4
3.63 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 3.63
Number of options outstanding | shares	830,000
Weighted average remaining contractual life (Years) | yr	0.8
Weighted average exercise price	$ 3.63
Number of options exercisable | shares	830,000
Weighted average exercise price	$ 3.63
4.34 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 4.34
Number of options outstanding | shares	143,000
Weighted average remaining contractual life (Years) | yr	0.47
Weighted average exercise price	$ 4.34
Number of options exercisable | shares	143,000
Weighted average exercise price	$ 4.34
5.58 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 5.58
Number of options outstanding | shares	30,000
Weighted average remaining contractual life (Years) | yr	0.9
Weighted average exercise price	$ 5.58
Number of options exercisable | shares	30,000
Weighted average exercise price	$ 5.58
1.43 - 5.58 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | shares	6,480,916
Weighted average remaining contractual life (Years) | yr	1.6
Weighted average exercise price	$ 2.86
Number of options exercisable | shares	3,949,666
Weighted average exercise price	$ 2.68
1.43 - 5.58 [Member] | Bottom of Range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	1.43
1.43 - 5.58 [Member] | Top of Range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 5.58